Related party transactions - Interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Total interest income arising from financial assets	$ 1,749	$ 2,344	$ 4,017
Associates
Related party transactions
Total interest income arising from financial assets	22	70	1,396
Castcrown Ltd
Related party transactions
Total interest income arising from financial assets	$ 22	$ 70	198
Mx Capital Ltd [member]
Related party transactions
Total interest income arising from financial assets			$ 1,198